Capital risk management (Tables)	12 Months Ended
Dec. 31, 2020
CAPITAL RISK MANAGEMENT
Schedule of capital

	Year ended December 31
(in millions of U.S. dollars)	2020	2019
CAPITAL (AS DEFINED ABOVE) IS SUMMARIZED AS FOLLOWS
Equity	789.3	961.3
Long-term debt	489.2	714.5
	1,278.5	1,675.8
Cash and cash equivalents	(186.3)	(83.4)
Total	1,092.2	1,592.4